Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

I.             Wells Fargo Advantage Discovery Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.61%	0.61%	0.45%	0.18%	0.68%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	2.12%	1.21%	0.94%	1.44%
Fee Waivers	0.14%	0.14%	0.05%	0.03%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.23%	1.98%	1.16%	0.91%	1.30%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Assuming Redemption at End of Period:
1 Year	$693	$301	$118	$93	$132
3 Years	$957	$636	$374	$293	$427
5 Years	$1,256	$1,113	$655	$514	$760
10 Years	$2,103	$2,429	$1,457	$1,149	$1,699
Assuming No Redemption:
1 Year	$693	$201	$118	$93	$132
3 Years	$957	$636	$374	$293	$427
5 Years	$1,256	$1,113	$655	$514	$760
10 Years	$2,103	$2,429	$1,457	$1,149	$1,699

II.            Wells Fargo Advantage Emerging Growth Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees[2]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	3.98%	3.98%	3.82%	3.55%	4.05%
Total Annual Fund Operating Expenses[3]	4.78%	5.53%	4.62%	4.35%	4.85%
Fee Waivers	3.41%	3.41%	3.42%	3.45%	3.41%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.37%	2.12%	1.20%	0.90%	1.44%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.

3 Includes gross expenses allocated from the master portfolio in which the Fund invests.

4 Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio’s fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Assuming Redemption at End of Period:
1 Year	$706	$315	$122	$92	$147
3 Years	$1,642	$1,347	$1,085	$1,003	$1,153
5 Years	$2,582	$2,467	$2,055	$1,927	$2,162
10 Years	$4,950	$5,215	$4,513	$4,289	$4,698
Assuming No Redemption:
1 Year	$706	$215	$122	$92	$147
3 Years	$1,642	$1,347	$1,085	$1,003	$1,153
5 Years	$2,582	$2,467	$2,055	$1,927	$2,162
10 Years	$4,950	$5,215	$4,513	$4,289	$4,698

III.          Wells Fargo Advantage Enterprise Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Other Expenses	0.63%	0.63%	0.47%	0.20%	0.70%
Total Annual Fund Operating Expenses	1.33%	2.08%	1.17%	0.90%	1.40%
Fee Waivers	0.15%	0.15%	0.02%	0.05%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver [2]	1.18%	1.93%	1.15%	0.85%	1.25%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Assuming Redemption at End of Period:
1 Year	$688	$296	$117	$87	$127
3 Years	$944	$622	$368	$277	$413
5 Years	$1,234	$1,090	$640	$488	$736
10 Years	$2,059	$2,386	$1,417	$1,098	$1,653
Assuming No Redemption:
1 Year	$688	$196	$117	$87	$127
3 Years	$944	$622	$368	$277	$413
5 Years	$1,234	$1,090	$640	$488	$736
10 Years	$2,059	$2,386	$1,417	$1,098	$1,653

                In the sections entitled “Principal Investment Risks” and “Description of Principal Risks” in the Fund’s prospectuses, references to Active Trading Risk have been removed and the following disclosure has been added:

                Sector Emphasis Risk
                Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react              similarly to market developments.

                The market capitalization range provided in the Fund’s principal investment strategies is replaced with the following:

                We define medium-capitalization companies as securities of companies with market        capitalization within the range of the Russell Midcap® Index, which ranged from approximately      $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

                The following sentence is added under the section entitled “Investment Objective” in the section entitled “The Funds – Enterprise Fund” in the Fund’s Class A, B, C prospectus:

                “The Fund seeks long-term capital appreciation.”

                The following sentence is added to the principal investment strategy in the section entitled “The Funds – Enterprise Fund” in the Fund’s prospectuses:

                We may actively trade portfolio securities, which may lead to higher transaction costs that may     affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher        taxes if your shares are held in a taxable account.

IV.          Wells Fargo Advantage Equity Value Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Administrator Class	Institutional Class
Management Fees[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.00%
Other Expenses	0.64%	0.64%	0.64%	0.48%	0.21%
Total Annual Fund Operating Expenses[3]	1.29%	2.04%	2.04%	1.13%	0.86%
Fee Waivers	0.05%	0.05%	0.05%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.24%	1.99%	1.99%	1.00%	0.75%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.

3 Includes gross expenses allocated from the master portfolio in which the Fund invests.

4 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio’s fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class B	Class C	Administrator Class	Institutional Class
Assuming Redemption at End of Period:
1 Year	$694	$702	$302	$102	$77
3 Years	$951	$930	$630	$333	$252
5 Years	$1,233	$1,289	$1,089	$597	$455
10 Years	$2,033	$2,078	$2,361	$1,351	$1,040
Assuming No Redemption:
1 Year	$694	$202	$202	$102	$77
3 Years	$951	$630	$630	$333	$252
5 Years	$1,233	$1,089	$1,089	$597	$455
10 Years	$2,033	$2,078	$2,361	$1,351	$1,040

                In the sections entitled “Principal Investment Risks” and “Description of Principal Risks” in the Fund’s prospectuses, references to Active Trading Risk have been removed.

                The market capitalization range provided in the Fund’s principal investment strategies is replaced with the following:

                The market capitalization range of the Russell 1000® Index was $526 million to $384 billion as of               June 27, 2011, and is expected to change frequently.

                The following sentence is added to the principal investment strategy in the section entitled “The Funds – Equity Value Fund” in the Fund’s prospectuses:

                We may actively trade portfolio securities, which may lead to higher transaction costs that may     affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher        taxes if your shares are held in a taxable account.

V.            Wells Fargo Advantage Large Company Value Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.70%	0.70%	0.54%	0.27%	0.77%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.36%	2.11%	1.20%	0.93%	1.43%
Fee Waivers	0.25%	0.25%	0.34%	0.27%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.11%	1.86%	0.86%	0.66%	1.18%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio’s fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Assuming Redemption at End of Period:
1 Year	$682	$289	$88	$67	$120
3 Years	$933	$611	$312	$241	$402
5 Years	$1,231	$1,087	$592	$461	$733
10 Years	$2,074	$2,401	$1,392	$1,092	$1,669
Assuming No Redemption:
1 Year	$682	$189	$88	$67	$120
3 Years	$933	$611	$312	$241	$402
5 Years	$1,231	$1,087	$592	$461	$733
10 Years	$2,074	$2,401	$1,392	$1,092	$1,669

VI.          Wells Fargo Advantage Opportunity Fund

                Effective immediately, the following replaces the information included in the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” in the applicable prospectus:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses	1.28%	2.03%	1.12%	0.85%	1.35%
Fee Waivers	0.03%	0.03%	0.12%	0.10%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.25%	2.00%	1.00%	0.75%	1.32%

1 Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio’s fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

	Class A	Class C	Administrator Class	Institutional Class	Investor Class
Assuming Redemption at End of Period:
1 Year	$695	$303	$102	$77	$134
3 Years	$952	$631	$332	$251	$422
5 Years	$1,231	$1,087	$593	$451	$733
10 Years	$2,026	$2,354	$1,341	$1,030	$1,619
Assuming No Redemption:
1 Year	$695	$203	$102	$77	$134
3 Years	$952	$631	$332	$251	$422
5 Years	$1,231	$1,087	$593	$451	$733
10 Years	$2,026	$2,354	$1,341	$1,030	$1,619

                                                In the sections entitled “Principal Investment Risks” and “Description of Principal Risks” in the Fund’s prospectuses, the following disclosure has been added:

                Growth Style Investment Risk. Growth stocks may be more expensive relative to the       values of other stocks and carry potential for significant volatility and loss.

                Value Style Investment Risk. Value stocks may lose value and may be subject to             prolonged depressed valuations.

Growth Style Investment Risk

Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Value Style Investment Risk

Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                The market capitalization range provided in the Fund’s principal investment strategies is replaced with the following:

                We define medium-capitalization companies as securities of companies with market        capitalization within the range of the Russell Midcap® Index, which ranged from approximately      $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

                The following sentence is added to the principal investment strategy in the section entitled “The Funds – Opportunity Fund” in the Fund’s prospectuses:

                We may actively trade portfolio securities, which may lead to higher transaction costs that may     affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher        taxes if your shares are held in a taxable account.

August 29, 2011                                                                                                                  LCIV081/P106SP